Lease Obligations (Details)	May 30, 2026 USD ($)	Jul. 29, 2024 CAD ($)	Oct. 05, 2023 USD ($)	Jun. 30, 2026 USD ($)	Jul. 29, 2024 USD ($) m²
Lease Obligations [Abstract]
Square feet (in Square Meters) | m²					2,243
Rental payment (in Dollars)		$ 12,296
Agreement term					2 years
Borrowing rate, percentage		7.00%	6.15%
Corresponding operating lease liability			$ 953,935		$ 205,201
Extended date			May 14, 2027
Obligated to pay			$ 1,295,759
Termination period			3 years
Terminate the lease payment	$ 326,122
Future minimum lease payments